CONSOLIDATED STATEMENTS OF OPERATIONS (USD $) In Thousands, except Share data, unless otherwise specified	3 Months Ended	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2014
CONSOLIDATED STATEMENTS OF OPERATIONS [Abstract]
Charter Revenues	$ 1,280	$ 52,789
Charter Costs	(108)	(1,281)
Vessel Operating Costs	(686)	(23,038)
General and Administrative Costs	(482)	(5,815)
Depreciation Costs	(262)	(11,393)
Net Operating Income (Loss)	(258)	11,262
Interest Income	138	258
Interest Costs	0	(1,044)
Other Financial Income (Costs)	50	(2,333)
Total Other Income (Costs)	188	(3,119)
Income before income taxes	(70)	8,143
Income Tax	0	(1,212)
Net Income (Loss) and Comprehensive Income (Loss)	$ (70)	$ 6,931
Basic Earnings (Loss) per Share (in dollars per share)	$ (0.01)	$ 0.34
Diluted Earnings (Loss) per Share (in dollars per share)	$ (0.01)	$ 0.34
Basic Weighted Average Number of Common Shares Outstanding (in shares)	8,772,166	20,314,530
Diluted Weighted Average Number of Common Shares Outstanding (in shares)	8,772,166	20,350,404
Cash dividend declared per common share (in dollars per share)	$ 0	$ 1.35